UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Accumulative Fund (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 6.18%
Boeing Company (The)	100	$5,415
General Dynamics Corporation	445	28,747
Ladish Co., Inc. (A)	200	3,026
Precision Castparts Corp.	185	18,795
Rockwell Collins, Inc.	490	24,892
		80,875
Airlines - 2.14%
Delta Air Lines, Inc. (A)	700	6,272
Southwest Airlines Co.	2,260	21,696
		27,968
Apparel, Accessories & Luxury Goods - 0.79%
Coach, Inc.	145	4,773
Under Armour, Inc., Class A (A)	200	5,566
		10,339
Asset Management & Custody Banks - 1.69%
Janus Capital Group Inc.	1,560	22,121

Biotechnology - 3.25%
Amgen Inc. (A)	117	7,053
Gilead Sciences, Inc. (A)(B)	760	35,400
		42,453
Brewers - 1.92%
Molson Coors Brewing Company, Class B	515	25,070

Communications Equipment - 4.77%
Cisco Systems, Inc. (A)	586	13,785
Nokia Corporation, Series A, ADR	250	3,655
QUALCOMM Incorporated	630	28,337
Research In Motion Limited (A)	245	16,550
		62,327
Computer Hardware - 5.51%
Apple Inc. (A)(B)	145	26,879
Hewlett-Packard Company	960	45,322
		72,201
Construction & Farm Machinery & Heavy Trucks - 2.59%
Bucyrus International, Inc., Class A (B)	650	23,153
Deere & Company	250	10,730
		33,883
Consumer Finance - 0.61%
American Express Company	235	7,967

Data Processing & Outsourced Services - 2.25%
Visa Inc., Class A (B)	425	29,372

Department Stores - 1.22%
Kohl's Corporation (A)(B)	30	1,712
Macy's Inc.	630	11,522
Nordstrom, Inc.	90	2,749
		15,983
Diversified Chemicals - 0.25%
Dow Chemical Company (The)	125	3,259

Electric Utilities - 0.64%
Exelon Corporation	170	8,435

Environmental & Facilities Services - 0.43%
Waste Connections, Inc. (A)	195	5,633

Fertilizers & Agricultural Chemicals - 2.07%
Monsanto Company	350	27,090

Footwear - 1.11%
NIKE, Inc., Class B (B)	225	14,558

Gas Utilities - 1.52%
Equitable Resources, Inc.	464	19,750

Health Care Equipment - 1.22%
Hologic, Inc. (A)(B)	976	15,946

Home Improvement Retail - 0.87%
Lowe's Companies, Inc.	545	11,412

Household Products - 2.13%
Procter & Gamble Company (The)	480	27,802

Hypermarkets & Super Centers - 4.48%
Costco Wholesale Corporation	865	48,838
Wal-Mart Stores, Inc.	200	9,818
		58,656
Independent Power Producers & Energy Traders - 1.32%
Mirant Corporation (A)	150	2,465
NRG Energy, Inc. (A)	525	14,799
		17,264
Industrial Conglomerates - 0.39%
Textron Inc.	270	5,125

Integrated Oil & Gas - 4.90%
Chevron Corporation	200	14,086
ConocoPhillips	411	18,579
Exxon Mobil Corporation	459	31,470
		64,135
Integrated Telecommunication Services - 0.99%
AT&T Inc.	480	12,965

Internet Software & Services - 0.68%
Google Inc., Class A (A)	18	8,925

Investment Banking & Brokerage - 2.13%
Charles Schwab Corporation (The)	970	18,575
Goldman Sachs Group, Inc. (The)	50	9,218
		27,793
Managed Health Care - 0.43%
Coventry Health Care, Inc. (A)(B)	281	5,609

Metal & Glass Containers - 0.75%
Pactiv Corporation (A)	375	9,769

Oil & Gas Drilling - 2.23%
Nabors Industries Ltd. (A)	90	1,881
Patterson-UTI Energy, Inc.	839	12,673
Transocean Inc. (A)	171	14,609
		29,163
Oil & Gas Equipment & Services - 3.88%
Halliburton Company	50	1,356
Schlumberger Limited (B)	560	33,376
Smith International, Inc.	560	16,072
		50,804
Oil & Gas Exploration & Production - 3.17%
Noble Energy, Inc.	145	9,564
Ultra Petroleum Corp. (A)	300	14,688
XTO Energy Inc.	415	17,148
		41,400
Other Diversified Financial Services - 1.06%
JPMorgan Chase & Co.	315	13,803

Packaged Foods & Meats - 0.58%
Ralcorp Holdings, Inc. (A)	130	7,601

Paper Packaging - 1.21%
Sealed Air Corporation	805	15,806

Pharmaceuticals - 1.17%
Abbott Laboratories	310	15,336

Property & Casualty Insurance - 1.98%
ACE Limited	485	25,928

Railroads - 2.57%
Union Pacific Corporation	575	33,551

Reinsurance - 0.94%
RenaissanceRe Holdings Ltd.	225	12,321

Restaurants - 3.46%
McDonald's Corporation	650	37,096
YUM! Brands, Inc.	240	8,102
		45,198
Semiconductors - 1.34%
Microchip Technology Incorporated	660	17,490

Soft Drinks - 2.47%
Coca-Cola Company (The)	180	9,666
Hansen Natural Corporation (A)	120	4,409
PepsiCo, Inc.	310	18,184
		32,259
Specialized Finance - 1.01%
CME Group Inc.	43	13,252

Specialty Chemicals - 3.01%
Albemarle Corporation	445	15,397
Ecolab Inc.	520	24,039
		39,436
Steel - 0.38%
Allegheny Technologies Incorporated (B)	140	4,913

Systems Software - 4.16%
Microsoft Corporation	2,100	54,369

Tobacco - 3.63%
Altria Group, Inc.	505	8,994
Lorillard, Inc.	295	21,918
Philip Morris International Inc.	340	16,572
		47,484

TOTAL COMMON STOCKS - 97.48%		$1,274,799

(Cost: $1,146,292)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 2.65%
American Honda Finance Corp.,
0.210%, 10-15-09	$10,000	9,999
Danaher Corporation,
0.150%, 10-26-09	6,738	6,737
Hewlett-Packard Company,
0.140%, 10-7-09	4,000	4,000
McCormick & Co. Inc.,
0.130%, 10-1-09	3,934	3,934
Wisconsin Electric Power Co.,
0.170%, 10-9-09	10,000	10,000
		34,670

Master Note - 0.20%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (C)	2,631	2,631

TOTAL SHORT-TERM SECURITIES - 2.85%		$37,301

(Cost: $37,301)

TOTAL INVESTMENT SECURITIES - 100.33%		$1,312,100

(Cost: $1,183,593)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.33%)		(4,296)

NET ASSETS - 100.00%		$1,307,804

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$1,274,799	$––	$––
Short-Term Securities	––	37,301	––

Total Investments in Securities	1,274,799	37,301	––

Liabilities
Written Options	643	––	––

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover or collateral for the following written options outstanding at September 30, 2009:

Underlying Security	Counterparty	Contracts Subject to Call		Expiration Month	Exercise Price	Premium Received	Market Value

Allegheny Technologies Incorporated	Deutsche Banc Alex Brown	––	*	October 2009	$ 38.00	$21	$(23)
Apple Inc.:	Morgan Stanley Smith Barney	––	*	October 2009	190.00	20	(43)
	Goldman, Sachs & Company	––	*	October 2009	195.00	21	(23)
Bucyrus International, Inc., Class A	UBS Securities LLC	1		October 2009	39.00	32	(26)
Coventry Health Care, Inc.	UBS Securities LLC	1		October 2009	25.00	56	(4)
Gilead Sciences, Inc.	Susquehanna Partners	1		November 2009	55.00	44	(17)
Goldman Sachs Group, Inc. (The)	Morgan Stanley Smith Barney	––	*	October 2009	185.00	11	(55)
Hologic, Inc.	UBS Securities LLC	1		December 2009	20.00	81	(36)
Kohl's Corporation	UBS Securities LLC	––	*	October 2009	60.00	10	(9)
NIKE, Inc., Class B	Susquehanna Partners	––	*	November 2009	70.00	13	(13)
Schlumberger Limited:	UBS Securities LLC	1		October 2009	65.00	27	(15)
	UBS Securities LLC	1		November 2009	70.00	42	(34)
Visa Inc., Class A	UBS Securities LLC	––	*	October 2009	75.00	63	(9)

						$441	$(307)

Underlying Security	Counterparty	Contracts Subject to Put		Expiration Month	Exercise Price	Premium Received	Market Value

Allegheny Technologies Incorporated	Deutsche Banc Alex Brown	––	*	October 2009	$ 31.00	$11	$(12)
Amazon.com, Inc.:	Credit Suisse	1		October 2009	70.00	42	(5)
	Credit Suisse	1		October 2009	75.00	83	(12)
Bucyrus International, Inc., Class A	UBS Securities LLC	1		October 2009	31.00	19	(20)
Coventry Health Care, Inc.	UBS Securities LLC	1		October 2009	20.00	28	(52)
Gilead Sciences, Inc.	Susquehanna Partners	1		November 2009	40.00	68	(40)
Goldman Sachs Group, Inc. (The)	Morgan Stanley Smith Barney	––	*	October 2009	130.00	18	(2)
Hologic, Inc.	UBS Securities LLC	2		December 2009	12.50	50	(34)
Monsanto Company:	Citigroup Global Markets	1		October 2009	65.00	26	(9)
	Morgan Stanley Smith Barney	1		October 2009	70.00	55	(23)
Precision Castparts Corp.	UBS Securities LLC	––	*	October 2009	80.00	16	(1)
Research In Motion Limited:	UBS Securities LLC	––	*	October 2009	60.00	15	(9)
	Morgan Stanley Smith Barney	––	*	November 2009	55.00	22	(15)
Schlumberger Limited:	UBS Securities LLC	1		October 2009	50.00	32	(5)
	UBS Securities LLC	1		November 2009	45.00	18	(17)
	UBS Securities LLC	1		November 2009	50.00	46	(48)
Visa Inc., Class A	UBS Securities LLC	1		October 2009	62.50	61	(32)

						$610	$(336)

*Not shown due to rounding.

(C)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Asset Strategy Fund (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Automobile Manufacturers - 2.26%
Hyundai Motor Company (A)	740	$69,980

Casinos & Gaming - 3.01%
Wynn Macau, Limited (A)(B)(C)	5,456	7,097
Wynn Resorts, Limited (B)	1,221	86,556
		93,653
Coal & Consumable Fuels - 2.11%
China Shenhua Energy Company Limited, H Shares (A)	14,971	65,389

Communications Equipment - 3.84%
QUALCOMM Incorporated	2,642	118,841

Computer Hardware - 1.03%
Apple Inc. (B)	171	31,772

Construction & Engineering - 3.25%
China Communications Construction Company Limited, H Shares (A)	39,392	42,646
Jacobs Engineering Group Inc. (B)	517	23,733
Larsen & Toubro Limited (A)	971	34,089
		100,468
Construction & Farm Machinery & Heavy Trucks - 0.99%
Komatsu Ltd. (A)	1,638	30,694

Data Processing & Outsourced Services - 2.55%
Redecard S.A. (A)	1,093	16,898
Visa Inc., Class A	901	62,262
		79,160
Distributors - 0.55%
Li & Fung Limited (A)	4,201	16,941

Diversified Banks - 12.35%
Barclays PLC (A)(B)	7,086	41,901
Cia Brasileira de Meios de Pagamento (A)(D)	500	4,953
HDFC Bank Limited (A)	685	23,492
ICICI Bank Limited (A)	2,286	43,129
Industrial and Commercial Bank of China (Asia) Limited (A)	183,575	138,333
Standard Chartered PLC (A)	3,291	81,092
Standard Chartered PLC (A)(D)	821	20,227
State Bank of India (A)	644	29,405
		382,532
Diversified Chemicals - 0.37%
Dow Chemical Company (The)	434	11,317

Diversified Metals & Mining - 3.46%
Southern Copper Corporation	1,769	54,305
Xstrata plc (A)	3,588	52,891
		107,196
Education Services - 0.92%
New Oriental Education & Technology Group Inc., ADR (B)	353	28,420

Fertilizers & Agricultural Chemicals - 4.09%
Monsanto Company	1,640	126,973

Footwear - 1.23%
NIKE, Inc., Class B	589	38,089

Heavy Electrical Equipment - 0.94%
ALSTOM (A)	401	29,231

Hotels, Resorts & Cruise Lines - 0.51%
Ctrip.com International, Ltd. (B)	266	15,654

Household Products - 0.73%
Reckitt Benckiser Group plc (A)	462	22,574

Integrated Oil & Gas - 0.93%
China Petroleum & Chemical Corporation, H Shares (A)	33,812	28,751

Life & Health Insurance - 4.48%
China Life Insurance Company Limited, H Shares (A)	31,897	138,905

Marine - 0.91%
A.P. Moller - Maersk A/S (A)(D)	3	20,641
Mitsui O.S.K. Lines, Ltd. (A)	1,279	7,582
		28,223
Mortgage REITs - 1.71%
Annaly Capital Management, Inc.	2,916	52,898

Oil & Gas Drilling - 0.58%
SeaDrill Limited (A)	862	18,006

Oil & Gas Equipment & Services - 4.27%
Halliburton Company	1,549	42,020
Schlumberger Limited	570	33,996
Weatherford International Ltd. (B)	2,723	56,443
		132,459
Oil & Gas Exploration & Production - 2.32%
CNOOC Limited (A)	21,827	29,347
Devon Energy Corporation	632	42,552
		71,899
Packaged Foods & Meats - 0.46%
BRF - Brasil Foods S.A. (A)(B)(D)	541	14,345

Personal Products - 0.84%
Hengan International Group Company Limited (A)	4,282	25,886

Real Estate Development - 0.74%
China Overseas Land & Investment Limited (A)	10,600	22,923

Real Estate Operating Companies - 0.75%
Renhe Commercial Holdings Company Limited (A)(D)	115,000	23,148

Regional Banks - 1.49%
China Construction Bank Corporation (A)	57,883	46,231

Semiconductors - 10.07%
MediaTek Incorporation (A)	2,031	33,856
PMC-Sierra, Inc. (B)	4,022	38,452
Samsung Electronics Co., Ltd. (A)	116	80,376
Taiwan Semiconductor Manufacturing Company Ltd. (A)	79,533	159,572
		312,256
Specialized Finance - 3.37%
CME Group Inc.	148	45,489
Hong Kong Exchanges and Clearing Limited (A)	3,259	59,082
		104,571
Steel - 1.27%
ARCELORMITTAL (A)	1,050	39,240

Thrifts & Mortgage Finance - 0.82%
HOUSING DEVELOPMENT FINANCE CORPORATION LIMITED (A)	438	25,408

Tobacco - 1.18%
Philip Morris International Inc.	752	36,637

TOTAL COMMON STOCKS - 80.38%		$2,490,670

(Cost: $1,961,206)

INVESTMENT FUNDS - 0.15%

Multiple Industry
Vietnam Azalea Fund Limited (B)(E)(F)	1,100	$4,697
(Cost: $7,268)

CALL OPTIONS	Number of Contracts

Hang Seng Index:
Dec HKD12,000.00, Expires 12-30-09 (G)	1	4,410
Dec HKD12,200.00, Expires 12-30-09 (G)	1	2,386
Dec HKD12,400.00, Expires 12-30-09 (G)	–– *	1,345
Dec HKD12,600.00, Expires 12-30-09 (G)	1	3,110

TOTAL CALL OPTIONS - 0.36%		$11,251

(Cost: $17,463)

CORPORATE DEBT SECURITIES	Principal

Building Products - 0.03%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	$830	815

Casinos & Gaming - 0.70%
Venetian Venture Development Intermediate II, Convertible,
9.000%, 9-4-14 (C)(H)	21,000	21,776

Consumer Products / Tobacco - 0.09%
Central European Distribution Corporation,
8.000%, 7-25-12 (C)(G)	EUR1,800	2,674

Finance Companies - 0.17%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (D)(I)	$3,750	2,910
Toyota Motor Credit Corporation,
0.730%, 1-18-15 (I)	2,400	2,369
		5,279
Forest Products - 0.05%
Sino-Forest Corporation,
10.250%, 7-28-14 (D)	1,325	1,398

General Merchandise Stores - 0.06%
Dollar General Corporation,
11.875%, 7-15-17	1,700	1,913

Metals / Mining - 0.12%
Vedanta Resources plc,
6.625%, 2-22-10 (D)	3,900	3,939

Pharmaceuticals - 0.12%
Pfizer Inc.,
4.450%, 3-15-12	3,500	3,718

Service - Other - 0.03%
Expedia, Inc.,
8.500%, 7-1-16 (D)	850	897

Utilities - 0.30%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (C)(G)	BRL14,000	9,254

TOTAL CORPORATE DEBT SECURITIES - 1.67%		$51,663

(Cost: $47,335)

SENIOR LOANS

Health Care Facilities - 0.03%
HCA Inc.,
2.533%, 11-18-13 (I)	$1,025	967

Service - Other - 0.09%
Education Management LLC,
2.063%, 6-1-13 (I)	2,926	2,783

Utilities - 0.04%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.754%, 10-10-14 (I)	1,674	1,331
3.783%, 10-10-14 (I)	9	7
		1,338

TOTAL SENIOR LOANS - 0.16%		$5,088

(Cost: $4,291)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 0.28%

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (J)
5.500%, 9-15-17	2,313	189
5.000%, 11-15-17	1,138	108
5.000%, 4-15-19	1,452	110
5.000%, 4-15-19	705	67
5.000%, 11-15-22	806	63
5.500%, 3-15-23	1,565	169
5.000%, 4-15-23	98	––	*
5.000%, 5-15-23	1,255	82
5.000%, 8-15-23	977	65
5.500%, 11-15-23	52	––	*
5.000%, 9-15-24	496	4
5.500%, 9-15-24	186	1
5.500%, 4-15-25	278	17
5.500%, 4-15-25	237	4
5.000%, 9-15-25	610	9
5.500%, 10-15-25	5,915	671
5.000%, 4-15-26	1,746	37
5.000%, 10-15-28	2,054	125
5.500%, 2-15-30	768	43
5.000%, 8-15-30	1,261	62
5.500%, 3-15-31	1,173	92
5.500%, 10-15-32	3,976	404
5.500%, 5-15-33	2,974	357
6.000%, 11-15-35	2,133	324
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.500%, 11-25-17	336	3
5.000%, 5-25-22	733	52
5.000%, 7-25-23	7,440	733
5.000%, 8-25-23	2,240	156
5.000%, 11-25-23	1,941	157
5.500%, 9-25-25	47	––	*
5.000%, 9-25-30	2,899	190
5.500%, 6-25-33	1,933	218
5.500%, 8-25-33	3,982	558
5.500%, 12-25-33	3,661	447
5.500%, 4-25-34	5,368	643
5.500%, 11-25-36	6,403	844
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.000%, 1-20-30	2,546	106
5.000%, 6-20-31	2,911	178
5.500%, 3-20-32	2,211	205
5.000%, 7-20-33	793	64
5.500%, 11-20-33	3,127	299
5.500%, 6-20-35	2,116	235
5.500%, 7-20-35	1,461	167
5.500%, 7-20-35	1,483	142
5.500%, 10-16-35	2,262	266
(Cost: $14,138)		$8,666

BULLION - 14.16%	Troy Ounces

Gold	436	$438,685
(Cost: $376,847)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 2.81%
Clorox Co.,
0.300%, 10-19-09	$5,500	5,499
GlaxoSmithKline plc,
0.160%, 10-21-09	4,816	4,816
Kitty Hawk Funding Corp.:
0.200%, 10-2-09	15,000	14,999
0.250%, 10-23-09	7,500	7,499
0.200%, 10-26-09	15,000	14,998
PACCAR Financial Corp.,
0.160%, 10-15-09	12,204	12,203
Sara Lee Corporation:
0.100%, 10-1-09	1,912	1,912
0.250%, 10-2-09	6,000	6,000
Straight-A Funding, LLC (Federal Financing Bank),
0.250%, 10-19-09	7,000	6,999
Wisconsin Electric Power Co.,
0.180%, 10-6-09	12,000	12,000
		86,925
Municipal Obligations - 1.20%
City of Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (BP Products North America Inc. Project), Series 2002C (BP p.l.c.),
0.330%, 10-1-09 (I)	6,700	6,700
City of Whiting, Indiana, Industrial Sewage and Solid Waste Disposal Revenue Refunding Bonds (Amoco Oil Company Project), Series 1998 (Amoco Corporation and Amoco Company),
0.330%, 10-2-09 (I)	5,900	5,900
Louisiana Public Facilities Authority, Variable Rate Revenue Refunding Bonds, Series 2009B-1 (Bank of New York Mellon (The)),
0.220%, 10-7-09 (I)	8,750	8,750
Washington State Housing Finance Commission, Variable Rate Demand Multifamily Mortgage Revenue Bonds (Lake Washington Apartments Project), Series 1996 (U.S. Bank N.A.),
0.350%, 10-1-09 (I)	1,550	1,550
West Side Calhoun County Navigation District (Texas), Sewage and Solid Waste Disposal Revenue Bonds (BP Chemicals Inc. Project) Series 1996 (British Petroleum Company p.l.c. (The)),
0.330%, 10-2-09 (I)	14,350	14,350
		37,250

TOTAL SHORT-TERM SECURITIES - 4.01%		$124,175

(Cost: $124,175)

TOTAL INVESTMENT SECURITIES - 101.17%		$3,134,895

(Cost: $2,552,723)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.17%)		(36,160)

NET ASSETS - 100.00%		$3,098,735

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$2,483,573	$7,097	$––
Investment Funds	––	––	4,697
Call Options	––	––	11,251
Corporate Debt Securities	––	29,886	21,777
Senior Loans	––	5,088	––
United States Government Agency Obligations	––	8,666	––
Bullion	438,685	––	––
Short-Term Securities	––	124,175	––

Total Investments in Securities	2,922,258	174,912	37,725

Forward Foreign Currency Contracts	––	10,047	––

Liabilities
Forward Foreign Currency Contracts	––	5,213	––
Written Options	––	––	16,233

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment Funds	Call Options	Put Options	Corporate Debt Securities	Written Options

Beginning Balance 7-1-09	$4,114	$––	$43,231	$––	$––
Net realized gain (loss)	––	––	(83,681)	––	––
Net unrealized appreciation (depreciation)	583	(6,212)	46,811	777	643
Net purchases (sales)	––	17,463	(6,361)	21,000	(16,876)
Transfers in and/or (out) of Level 3 during the period	––	––	––	––	––

Ending Balance 9-30-09	$4,697	$11,251	––	$21,777	$(16,233)

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$583	$––	$––	$777	$643

The following forward foreign currency contracts were outstanding at September 30, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Australian Dollar	Bank of America NT & SA	85,900	1-21-10	$7,115	$––
Buy	Chinese Yuan Renminbi	Deutsche Bank Ag	681,600	9-15-10	355	––
Buy	Euro	Deutsche Bank Ag	20,200	8-25-10	587	––
Sell	Euro	Deutsche Bank Ag	30,300	5-27-10	––	978
Sell	Japanese Yen	Citibank, N.A.	396,008	10-8-09	––	293
Sell	Japanese Yen	Bank of America NT & SA	6,345,648	1-21-10	––	2,846
Buy	Norwegian Krone	Bank of America NT & SA	83,489	12-23-09	1,423	––
Buy	Swedish Krona	Deutsche Bank Ag	305,694	5-27-10	567	––
Sell	Swiss Franc	Bank of America NT & SA	14,000	12-23-09	––	528
Sell	Swiss Franc	Deutsche Bank Ag	30,460	8-25-10	––	568

					$10,047	$5,213

The following written options were outstanding at September 30, 2009:

Underlying Security	Counterparty	Contracts Subject to Call		Expiration Month	Exercise Price	Premium Received	Market Value
Hang Seng Index:	Goldman, Sachs & Company	1		December 2009	HKD13,600.00	$1,993	$(1,341)
	Goldman, Sachs & Company	1		December 2009	13,800.00	1,053	(711)
	Morgan Stanley Smith Barney	––	*	December 2009	14,000.00	804	(398)
	Morgan Stanley Smith Barney	1		December 2009	14,200.00	2,307	(917)

						$6,157	$(3,367)

Underlying Security	Counterparty	Contracts Subject to Put		Expiration Month	Exercise Price	Premium Received	Market Value
Hang Seng Index:	Goldman, Sachs & Company	1		December 2009	HKD11,200.00	$3,257	$(3,250)
	Goldman, Sachs & Company	1		December 2009	11,400.00	2,122	(2,312)
	Morgan Stanley Smith Barney	––	*	December 2009	11,600.00	1,335	(1,801)
	Morgan Stanley Smith Barney	1		December 2009	11,800.00	4,005	(5,503)

						$10,719	$(12,866)

*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $40,801 or 1.32% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $92,458 or 2.98% of net assets.

(E)Illiquid restricted security. At September 30, 2009, the following restricted security was owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	1,100	$7,268	$4,697

The total value of this security represented approximately 0.15% of net assets at September 30, 2009.

(F)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at September 30, 2009.

(G)Principal amounts or strike prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro and HKD - Hong Kong Dollar).

(H)This security currently pays the stated rate but this rate will increase in the future.

(I)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(J)Amount shown in principal column represents notional amount for computation of interest.

Securities with an aggregate market value of $21,776, representing 0.70% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
CMO = Collateralized Mortgage Obligation
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Continental Income Fund (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 0.88%
Expeditors International of Washington, Inc.	153	$5,378

Asset Management & Custody Banks - 2.03%
Blackstone Group L.P. (The)	210	2,985
Northern Trust Corporation	162	9,428
		12,413
Auto Parts & Equipment - 0.90%
BorgWarner Inc.	182	5,504

Automobile Manufacturers - 0.59%
Ford Motor Company (A)	501	3,615

Biotechnology - 2.03%
Gilead Sciences, Inc. (A)	266	12,409

Casinos & Gaming - 1.41%
Wynn Resorts, Limited (A)	122	8,627

Communications Equipment - 5.57%
Cisco Systems, Inc. (A)	672	15,819
Nokia Corporation, Series A, ADR	456	6,668
QUALCOMM Incorporated	257	11,573
		34,060
Computer Hardware - 5.58%
Apple Inc. (A)	95	17,610
Hewlett-Packard Company	351	16,557
		34,167
Data Processing & Outsourced Services - 0.39%
Paychex, Inc.	81	2,365

Department Stores - 2.19%
Kohl's Corporation (A)	86	4,918
Macy's Inc.	462	8,451
		13,369
Distillers & Vintners - 0.86%
Brown-Forman Corporation, Class B	109	5,261

Diversified Chemicals - 1.20%
Dow Chemical Company (The)	280	7,289

Electric Utilities - 1.61%
Exelon Corporation	198	9,815

Electrical Components & Equipment - 1.95%
Emerson Electric Co.	296	11,871

Fertilizers & Agricultural Chemicals - 0.82%
Monsanto Company	65	5,031

Footwear - 1.36%
NIKE, Inc., Class B	128	8,295

General Merchandise Stores - 0.86%
Target Corporation	113	5,275

Health Care Equipment - 0.34%
Zimmer Holdings, Inc. (A)	39	2,090

Health Care Supplies - 1.76%
DENTSPLY International Inc.	311	10,732

Home Improvement Retail - 1.40%
Home Depot, Inc. (The)	320	8,525

Household Products - 2.36%
Colgate-Palmolive Company	189	14,394

Hypermarkets & Super Centers - 0.92%
Costco Wholesale Corporation	100	5,646

Industrial Conglomerates - 0.93%
Textron Inc.	300	5,698

Industrial Machinery - 1.16%
Illinois Tool Works Inc.	166	7,107

Integrated Oil & Gas - 1.33%
Exxon Mobil Corporation	119	8,147

Internet Software & Services - 0.65%
Google Inc., Class A (A)	8	3,967

Investment Banking & Brokerage - 0.68%
Lazard Group LLC	100	4,131

Oil & Gas Drilling - 0.81%
Transocean Inc. (A)	58	4,935

Oil & Gas Equipment & Services - 2.52%
Halliburton Company	227	6,162
Schlumberger Limited	72	4,267
Weatherford International Ltd. (A)	240	4,975
		15,404
Oil & Gas Exploration & Production - 1.47%
Apache Corporation	70	6,428
XTO Energy Inc.	62	2,541
		8,969
Other Diversified Financial Services - 4.54%
Bank of America Corporation	583	9,871
JPMorgan Chase & Co.	409	17,922
		27,793
Packaged Foods & Meats - 1.43%
Hershey Foods Corporation	224	8,709

Personal Products - 1.14%
Estee Lauder Companies Inc. (The), Class A	188	6,971

Pharmaceuticals - 3.73%
Abbott Laboratories	213	10,541
Allergan, Inc.	74	4,223
Johnson & Johnson	132	8,050
		22,814
Property & Casualty Insurance - 2.46%
Berkshire Hathaway Inc., Class B (A)	2	5,317
Travelers Companies, Inc. (The)	197	9,717
		15,034
Railroads - 0.62%
Union Pacific Corporation	65	3,793

Regional Banks - 1.37%
PNC Financial Services Group, Inc. (The)	173	8,387

Semiconductors - 2.03%
Microchip Technology Incorporated	467	12,381

Soft Drinks - 3.00%
Coca-Cola Company (The)	155	8,313
PepsiCo, Inc.	171	10,036
		18,349
Specialized Finance - 2.31%
CME Group Inc.	25	7,551
Deutsche Boerse AG (B)	80	6,565
		14,116
Systems Software - 1.41%
Microsoft Corporation	332	8,588

Tobacco - 2.27%
Lorillard, Inc.	95	7,058
Philip Morris International Inc.	139	6,785
		13,843

TOTAL COMMON STOCKS - 72.87%		$445,267

(Cost: $366,026)

CORPORATE DEBT SECURITIES	Principal

Airlines - 0.26%
Southwest Airlines Co.,
6.500%, 3-1-12	$1,500	1,577

Banking - 0.93%
Barclays Bank PLC,
5.000%, 9-22-16	1,000	1,013
JPMorgan Chase & Co.,
4.650%, 6-1-14	3,000	3,130
U.S. BANCORP,
4.200%, 5-15-14	1,500	1,568
		5,711
Beverage / Bottling - 0.26%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 11-15-14 (C)	1,500	1,601

Communications Equipment - 0.35%
Cisco Systems, Inc.,
5.250%, 2-22-11	2,000	2,108

Conglomerate / Diversified Mfg - 0.08%
Textron Inc.,
6.200%, 3-15-15	500	502

Construction & Farm Machinery & Heavy Trucks - 0.22%
John Deere Capital Corporation,
5.250%, 10-1-12	1,250	1,352

Consumer Finance - 0.07%
American Express Credit Corporation,
5.125%, 8-25-14	400	414

Department Stores - 0.34%
Kohl's Corporation,
6.300%, 3-1-11	2,000	2,084

Distillers & Vintners - 0.33%
Diageo Capital plc,
4.375%, 5-3-10	2,000	2,045

Electric Utilities - 0.18%
Exelon Corporation,
6.950%, 6-15-11	1,000	1,099

Food Processors - 0.17%
Kellogg Company,
4.450%, 5-30-16	1,000	1,046

Food Retail - 0.36%
Kroger Co. (The),
6.200%, 6-15-12	2,000	2,184

Home Improvement Retail - 0.34%
Home Depot, Inc. (The),
5.200%, 3-1-11	2,000	2,078

Industrial Gases - 0.43%
Praxair, Inc.,
4.375%, 3-31-14	2,500	2,650

Industrial Machinery - 0.45%
Illinois Tool Works Inc.,
5.150%, 4-1-14	2,500	2,718

Integrated Oil & Gas - 0.61%
Chevron Corporation,
3.450%, 3-3-12	1,000	1,041
ConocoPhillips,
4.750%, 2-1-14	2,500	2,691
		3,732
Integrated Telecommunication Services - 0.35%
AT&T Inc.,
4.850%, 2-15-14	2,000	2,128

Life Insurance - 0.42%
MetLife Global Funding I,
5.125%, 6-10-14 (D)	1,500	1,568
Prudential Financial, Inc.,
4.750%, 9-17-15	1,000	993
		2,561
Metals / Mining - 0.49%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,500	1,800
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	1,000	1,180
		2,980
Movies & Entertainment - 0.17%
Viacom Inc.,
4.375%, 9-15-14	1,000	1,021

Oil & Gas - 0.17%
Cenovus Energy Inc.,
4.500%, 9-15-14 (D)	1,000	1,022

Oil & Gas Exploration & Production - 0.18%
XTO Energy Inc.,
7.500%, 4-15-12	1,000	1,109

Pharmaceuticals - 1.31%
Abbott Laboratories,
3.750%, 3-15-11	2,000	2,073
Pfizer Inc.,
4.450%, 3-15-12	2,500	2,656
Roche Holdings Ltd,
5.000%, 3-1-14 (C)	3,000	3,244
		7,973
Property & Casualty Insurance - 0.51%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (C)	3,000	3,145

Restaurants - 0.08%
YUM! Brands, Inc.,
4.250%, 9-15-15	500	511

Soft Drinks - 0.80%
Coca-Cola Enterprises Inc.:
3.750%, 3-1-12	1,000	1,044
6.700%, 10-15-36	2,000	2,504
PepsiCo, Inc.,
3.750%, 3-1-14	1,250	1,302
		4,850
Systems Software - 0.08%
Microsoft Corporation,
2.950%, 6-1-14	500	507

TOTAL CORPORATE DEBT SECURITIES - 9.94%		$60,708

(Cost: $56,842)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 1.40%
Federal National Mortgage Association,
7.250%, 1-15-10	5,000	5,103
National Archives Facility Trust,
8.500%, 9-1-19	2,872	3,432
		8,535
Mortgage-Backed Obligations - 0.84%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12-1-31	479	516
6.500%, 1-1-32	249	268
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 7-1-18	1,982	2,093
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.000%, 8-15-16	30	33
9.000%, 10-15-16	2	2
9.000%, 1-15-17	1	1
9.000%, 1-15-17	1	1
9.000%, 3-15-17	12	14
9.000%, 4-15-17	16	18
4.000%, 9-15-18	1,870	1,945
6.500%, 8-15-28	228	246
		5,137

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 2.24%		$13,672

(Cost: $12,666)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 0.63%
United States Treasury Notes,
3.000%, 7-15-12 (E)	3,593	3,821

Treasury Obligations - 7.25%
United States Treasury Bonds:
7.250%, 5-15-16	8,500	10,761
6.250%, 8-15-23	5,000	6,270
United States Treasury Notes:
4.250%, 11-15-14	10,000	10,925
4.250%, 8-15-15	15,000	16,340
		44,296

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 7.88%		$48,117

(Cost: $42,606)

SHORT-TERM SECURITIES

Commercial Paper - 5.53%
Becton Dickinson & Co.,
0.170%, 10-19-09	5,850	5,850
Hewlett-Packard Company,
0.140%, 10-7-09	3,000	3,000
Kellogg Co.,
0.230%, 10-6-09	4,000	4,000
Kitty Hawk Funding Corp.,
0.100%, 10-2-09	5,000	5,000
McCormick & Co. Inc.,
0.130%, 10-1-09	2,916	2,916
Merck & Co., Inc.,
0.170%, 10-5-09	7,000	6,999
PACCAR Financial Corp.,
0.160%, 10-15-09	6,000	6,000
		33,765
Commercial Paper (backed by irrevocable bank letter of credit) - 0.82%
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
0.220%, 10-30-09	5,000	4,999

Master Note - 0.36%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (F)	2,199	2,199

TOTAL SHORT-TERM SECURITIES - 6.71%		$40,963

(Cost: $40,963)

TOTAL INVESTMENT SECURITIES - 99.64%		$608,727

(Cost: $519,103)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.36%		2,197

NET ASSETS - 100.00%		$610,924

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$445,267	$––	$––
Corporate Debt Securities	––	60,708	––
United States Government Agency Obligations	––	13,672	––
United States Government Obligations	––	48,117	––
Short-Term Securities	––	40,963	––

Total Investments in Securities	445,267	163,460	––

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $7,990 or 1.31% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $2,590 or 0.42% of net assets.

(E)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(F)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Core Investment Fund (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 2.49%
Omnicom Group Inc.	1,767	$65,288

Aerospace & Defense - 1.31%
Boeing Company (The)	637	34,515

Biotechnology - 2.91%
Amgen Inc. (A)	1,271	76,546

Brewers - 2.09%
Molson Coors Brewing Company, Class B	1,130	55,013

Communications Equipment - 6.27%
Juniper Networks, Inc. (A)	1,218	32,913
QUALCOMM Incorporated	2,103	94,571
Telefonaktiebolaget LM Ericsson, ADR	3,712	37,193
		164,677
Computer Hardware - 6.71%
Apple Inc. (A)	366	67,864
Hewlett-Packard Company	2,296	108,380
		176,244
Construction & Farm Machinery & Heavy Trucks - 1.35%
PACCAR Inc	942	35,504

Consumer Finance - 4.48%
American Express Company	747	25,337
Capital One Financial Corporation	2,588	92,451
		117,788
Department Stores - 4.79%
Macy's Inc.	4,019	73,497
Nordstrom, Inc.	1,716	52,401
		125,898
Diversified Banks - 2.78%
Wells Fargo & Company	2,594	73,096

Diversified Capital Markets - 1.07%
UBS AG (A)(B)(C)	392	7,183
UBS AG (B)	1,149	21,026
		28,209
Diversified Chemicals - 4.54%
Dow Chemical Company (The)	2,760	71,951
PPG Industries, Inc.	810	47,150
		119,101
Fertilizers & Agricultural Chemicals - 0.90%
Monsanto Company	306	23,692

General Merchandise Stores - 0.98%
Target Corporation	551	25,707

Health Care Equipment - 2.03%
Baxter International Inc.	935	53,276

Home Improvement Retail - 1.44%
Home Depot, Inc. (The)	1,417	37,760

Hypermarkets & Super Centers - 2.73%
Costco Wholesale Corporation	1,271	71,761

Industrial Conglomerates - 1.28%
Textron Inc.	1,768	33,551

Industrial Gases - 3.03%
Air Products and Chemicals, Inc.	502	38,923
Praxair, Inc.	499	40,796
		79,719
Industrial Machinery - 2.24%
Parker Hannifin Corporation	1,137	58,942

Integrated Oil & Gas - 1.56%
Suncor Energy Inc.	1,186	40,974

Internet Retail - 1.38%
Amazon.com, Inc. (A)	390	36,373

Investment Banking & Brokerage - 2.95%
Charles Schwab Corporation (The)	1,799	34,455
Lazard Group LLC	1,043	43,074
		77,529
Oil & Gas Equipment & Services - 6.21%
Halliburton Company	991	26,887
Schlumberger Limited	376	22,392
Smith International, Inc.	1,206	34,598
Weatherford International Ltd. (A)	3,828	79,350
		163,227
Oil & Gas Exploration & Production - 2.99%
Noble Energy, Inc.	587	38,686
XTO Energy Inc.	962	39,758
		78,444
Other Diversified Financial Services - 6.88%
Bank of America Corporation	5,984	101,249
JPMorgan Chase & Co.	1,810	79,310
		180,559
Pharmaceuticals - 1.11%
Teva Pharmaceutical Industries Limited, ADR	578	29,234

Railroads - 3.24%
Union Pacific Corporation	1,454	84,835

Regional Banks - 1.02%
Marshall & Ilsley Corporation	3,318	26,779

Semiconductor Equipment - 2.24%
Applied Materials, Inc.	4,401	58,973

Semiconductors - 3.01%
Microchip Technology Incorporated	2,981	78,989

Soft Drinks - 3.04%
Coca-Cola Company (The)	1,487	79,836

Specialized Finance - 2.63%
CME Group Inc.	140	43,023
IntercontinentalExchange, Inc. (A)	268	26,057
		69,080
Tobacco - 5.48%
Lorillard, Inc.	1,240	92,147
Philip Morris International Inc.	1,062	51,742
		143,889

TOTAL COMMON STOCKS - 99.16%		$2,605,008

(Cost: $2,219,559)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 0.52%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.320%, 10-22-09	$6,000	5,999
Kraft Foods Inc.,
0.400%, 11-16-09	5,428	5,425
Sara Lee Corporation,
0.100%, 10-1-09	2,129	2,129
		13,553
Master Note - 0.10%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (D)	2,622	2,622

Municipal Obligations - 0.21%
The Industrial Development Authority of the City of
      Phoenix, Arizona, Tax-Exempt Adjustable Mode,
      Multifamily Housing Revenue Refunding Bonds
      (Paradise Lakes Apartment Project), Series 2007A
(Wachovia Bank, National Association),
0.320%, 10-1-09 (D)	5,500	5,500

TOTAL SHORT-TERM SECURITIES - 0.83%		$21,675

(Cost: $21,675)

TOTAL INVESTMENT SECURITIES - 99.99%		$2,626,683

(Cost: $2,241,234)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.01%		205

NET ASSETS - 100.00%		$2,626,888

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$2,605,008	$––	$––
Short-Term Securities	––	21,675	––

Total Investments in Securities	2,605,008	21,675	––

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $7,183 or 0.27% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Dividend Opportunities Fund (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Asset Management & Custody Banks - 1.20%
T. Rowe Price Group, Inc.	161	$7,376

Brewers - 1.83%
Molson Coors Brewing Company, Class B	231	11,228

Communications Equipment - 3.36%
Consolidated Communications Holdings, Inc.	450	7,199
QUALCOMM Incorporated	299	13,444
		20,643
Computer Hardware - 2.06%
Hewlett-Packard Company	268	12,666

Construction & Engineering - 2.21%
Fluor Corporation	268	13,625

Construction & Farm Machinery & Heavy Trucks - 2.32%
Deere & Company	332	14,247

Consumer Finance - 1.91%
Capital One Financial Corporation	330	11,778

Data Processing & Outsourced Services - 1.18%
Visa Inc., Class A	105	7,263

Department Stores - 2.17%
Macy's Inc.	731	13,371

Distillers & Vintners - 1.63%
Diageo plc, ADR	163	10,029

Diversified Banks - 0.96%
U.S. Bancorp	271	5,933

Diversified Chemicals - 1.52%
PPG Industries, Inc.	160	9,328

Diversified Metals & Mining - 1.53%
Rio Tinto plc, ADR	55	9,426

Electrical Components & Equipment - 1.81%
Emerson Electric Co.	278	11,148

Fertilizers & Agricultural Chemicals - 1.85%
Monsanto Company	147	11,405

Health Care Equipment - 2.58%
Baxter International Inc.	43	2,437
Medtronic, Inc.	252	9,268
Stryker Corporation	91	4,132
		15,837
Home Improvement Retail - 0.89%
Lowe's Companies, Inc.	261	5,463

Homebuilding - 0.93%
D.R. Horton, Inc.	501	5,715

Hotels, Resorts & Cruise Lines - 0.90%
Starwood Hotels & Resorts Worldwide, Inc.	168	5,533

Household Products - 4.10%
Colgate-Palmolive Company	251	19,166
Procter & Gamble Company (The)	105	6,058
		25,224
Industrial Gases - 2.98%
Air Products and Chemicals, Inc.	155	12,048
Praxair, Inc.	77	6,290
		18,338
Industrial Machinery - 1.81%
Illinois Tool Works Inc.	261	11,160

Integrated Oil & Gas - 4.78%
BP p.l.c., ADR	174	9,251
Exxon Mobil Corporation	293	20,131
		29,382
Integrated Telecommunication Services - 1.67%
AT&T Inc.	381	10,303

Multi-Utilities - 1.01%
Dominion Resources, Inc.	180	6,210

Oil & Gas Equipment & Services - 10.18%
Halliburton Company	509	13,804
National Oilwell Varco, Inc. (A)	225	9,691
Schlumberger Limited	374	22,291
Smith International, Inc.	201	5,754
Weatherford International Ltd. (A)	536	11,113
		62,653
Oil & Gas Exploration & Production - 3.29%
Apache Corporation	130	11,919
XTO Energy Inc.	201	8,314
		20,233
Oil & Gas Storage & Transportation - 0.94%
Enbridge Inc.	148	5,752

Other Diversified Financial Services - 4.38%
Bank of America Corporation	682	11,531
JPMorgan Chase & Co.	351	15,382
		26,913
Pharmaceuticals - 2.05%
Abbott Laboratories	255	12,622

Property & Casualty Insurance - 2.87%
ACE Limited	181	9,698
Travelers Companies, Inc. (The)	162	7,958
		17,656
Railroads - 3.46%
Burlington Northern Santa Fe Corporation	93	7,412
Union Pacific Corporation	237	13,818
		21,230
Restaurants - 1.59%
McDonald's Corporation	171	9,770

Semiconductors - 3.60%
Microchip Technology Incorporated	837	22,178

Soft Drinks - 1.84%
Coca-Cola Company (The)	211	11,317

Specialized Finance - 1.47%
CME Group Inc.	29	9,045

Steel - 1.13%
Nucor Corporation	148	6,948

Systems Software - 1.85%
Microsoft Corporation	439	11,359

Tobacco - 7.01%
Altria Group, Inc.	289	5,152
Lorillard, Inc.	252	18,716
Philip Morris International Inc.	395	19,264
		43,132

TOTAL COMMON STOCKS - 94.85%		$583,439

(Cost: $534,246)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 5.65%
Becton Dickinson & Co.:
0.180%, 10-5-09	$7,764	7,764
0.170%, 10-19-09	8,000	7,998
Clorox Co.,
0.290%, 10-20-09	3,000	3,000
PACCAR Financial Corp.:
0.150%, 10-2-09	3,000	3,000
0.170%, 10-8-09	3,600	3,600
0.160%, 10-15-09	1,796	1,796
0.160%, 10-19-09	4,000	4,000
Sara Lee Corporation,
0.100%, 10-1-09	3,616	3,616
		34,774
Master Note - 0.47%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	2,873	2,873

TOTAL SHORT-TERM SECURITIES - 6.12%		$37,647

(Cost: $37,647)

TOTAL INVESTMENT SECURITIES - 100.97%		$621,086

(Cost: $571,893)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.97%)		(5,942)

NET ASSETS - 100.00%		$615,144

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$583,439	$––	$––
Short-Term Securities	––	37,647	––

Total Investments in Securities	583,439	37,647	––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Energy Fund (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels - 3.64%
Alpha Natural Resources, Inc. (A)	39	$1,370
Arch Coal, Inc.	58	1,281
Cameco Corporation	38	1,069
CONSOL Energy Inc.	32	1,444
Peabody Energy Corporation	60	2,227
		7,391
Construction & Engineering - 4.24%
Fluor Corporation	104	5,274
Jacobs Engineering Group Inc. (A)	73	3,354
		8,628
Construction & Farm Machinery & Heavy Trucks - 1.21%
Bucyrus International, Inc., Class A	69	2,454

Diversified Metals & Mining - 0.97%
BHP Billiton Limited, ADR	30	1,960

Electric Utilities - 2.80%
Entergy Corporation	40	3,178
Exelon Corporation	51	2,511
		5,689
Electrical Components & Equipment - 0.46%
First Solar, Inc. (A)	6	925

Integrated Oil & Gas - 14.26%
ConocoPhillips	62	2,789
Exxon Mobil Corporation	92	6,298
Hess Corporation	50	2,697
Marathon Oil Corporation	61	1,954
Occidental Petroleum Corporation	79	6,201
Petroleo Brasileiro S.A. - Petrobras, ADR	121	5,536
Suncor Energy Inc.	101	3,473
		28,948
Oil & Gas Drilling - 6.88%
ENSCO International Incorporated	48	2,050
Helmerich & Payne, Inc.	138	5,461
Nabors Industries Ltd. (A)	169	3,522
Transocean Inc. (A)	34	2,930
		13,963
Oil & Gas Equipment & Services - 25.01%
Baker Hughes Incorporated	71	3,040
BJ Services Company	175	3,391
Cameron International Corporation (A)	143	5,401
FMC Technologies, Inc. (A)	66	3,466
Halliburton Company	242	6,558
National Oilwell Varco, Inc. (A)	184	7,948
Schlumberger Limited	132	7,890
Smith International, Inc.	106	3,035
Tenaris S.A., ADR	78	2,784
Weatherford International Ltd. (A)	351	7,267
		50,780
Oil & Gas Exploration & Production - 27.33%
Anadarko Petroleum Corporation	53	3,303
Apache Corporation	62	5,735
Cabot Oil & Gas Corporation	62	2,233
CNOOC Limited, ADR	16	2,153
Continental Resources, Inc. (A)	139	5,431
Devon Energy Corporation	69	4,669
EOG Resources, Inc.	54	4,514
Newfield Exploration Company (A)	131	5,590
Noble Energy, Inc.	87	5,709
Southwestern Energy Company (A)	210	8,969
Ultra Petroleum Corp. (A)	52	2,534
XTO Energy Inc.	113	4,670
		55,510
Oil & Gas Refining & Marketing - 1.83%
Clean Energy Fuels Corp. (A)	119	1,718
Valero Energy Corporation	104	2,007
		3,725
Oil & Gas Storage & Transportation - 4.49%
El Paso Corporation	313	3,232
El Paso Pipeline Partners, L.P.	113	2,344
Enbridge Inc.	91	3,546
		9,122
Semiconductor Equipment - 1.31%
Applied Materials, Inc.	199	2,667

TOTAL COMMON STOCKS - 94.43%		$191,762

(Cost: $190,757)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 5.59%
Clorox Co.,
0.220%, 10-13-09	$1,240	1,240
Coca-Cola Company (The),
0.140%, 11-9-09	4,000	3,999
PACCAR Financial Corp.,
0.160%, 10-19-09	5,000	5,000
Sara Lee Corporation,
0.100%, 10-1-09	1,100	1,100
		11,339
Master Note - 1.63%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	3,317	3,317

TOTAL SHORT-TERM SECURITIES - 7.22%		$14,656

(Cost: $14,656)

TOTAL INVESTMENT SECURITIES - 101.65%		$206,418

(Cost: $205,413)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.65%)		(3,351)

NET ASSETS - 100.00%		$203,067

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$191,762	$––	$––
Short-Term Securities	––	14,656	––

Total Investments in Securities	191,762	14,656	––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
International Growth Fund (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia - 4.05%
Brambles Limited (A)	1,832	$13,059
Telstra Corporation Limited (A)	3,133	9,037
Telstra Corporation Limited (A)(B)	353	1,018
		23,114
Belgium - 1.79%
InBev NV (A)	223	10,202

Brazil - 2.56%
Cia Brasileira de Meios de Pagamento (A)(B)	388	3,848
Petroleo Brasileiro S.A. - Petrobras, ADR	234	10,726
		14,574
Canada - 3.50%
Research In Motion Limited (C)	130	8,782
Shoppers Drug Mart Corporation (A)	272	11,179
		19,961
China - 8.53%
China Construction Bank Corporation (A)(B)	6,357	5,077
China Life Insurance Company Limited, ADR	143	9,381
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)	3,173	1,846
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)(B)	5,000	2,910
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	10,562	7,959
Shanda Games Limited, ADR (C)	561	6,568
Shanda Interactive Entertainment Limited, ADR (C)	97	4,979
Tencent Holdings Limited (A)	612	9,961
		48,681
Denmark - 0.98%
Carlsberg Group (A)	77	5,569

France - 8.80%
ALSTOM (A)	82	5,984
Compagnie Generale des Etablissements Michelin, Class B (A)	70	5,511
Pinault-Printemps-Redoute SA (A)	81	10,435
Technip-Coflexip (A)	140	8,953
VINCI (A)	342	19,341
		50,224
Germany - 4.74%
Bayer Aktiengesellschaft (A)	110	7,685
Deutsche Boerse AG (A)	52	4,278
SAP Aktiengesellschaft (A)	168	8,229
Vossloh AG (A)	60	6,818
		27,010
Hong Kong - 3.25%
Cheung Kong (Holdings) Limited (A)	510	6,471
Esprit Holdings Limited (A)	713	4,787
Metallurgical Corporation of China Ltd., H Shares (A)(C)(D)	4,779	3,244
Renhe Commercial Holdings Company Limited (A)(B)	19,952	4,016
		18,518
Italy - 6.20%
Banca Intesa S.p.A. (A)	1,325	5,858
Eni S.p.A. (A)	467	11,660
Saipem S.p.A. (A)	286	8,624
Tenaris S.A. (A)	518	9,239
		35,381
Japan - 10.56%
Canon Inc. (A)	100	4,044
East Japan Railway Company (A)	100	7,197
KONAMI CORPORATION (A)	401	8,177
Mitsubishi Electric Corporation (A)	1,263	9,568
Nissin Kogyo Co., Ltd. (A)	232	3,389
Shin-Etsu Chemical Co., Ltd. (A)	158	9,715
Sumitomo Mitsui Financial Group, Inc. (A)	245	8,550
Tokyo Electron Limited (A)	150	9,594
		60,234
Netherlands - 4.14%
ASML Holding N.V., Ordinary Shares (A)	94	2,766
Heineken N.V. (A)	207	9,536
Koninklijke KPN N.V. (A)	500	8,294
QIAGEN N.V. (A)(C)	143	3,033
		23,629
Spain - 1.45%
Telefonica, S.A. (A)	300	8,277

Switzerland - 8.71%
Nestle S.A., Registered Shares (A)	456	19,426
Roche Holdings AG, Genussschein (A)	89	14,384
TEMENOS Group AG (A)(C)	407	9,544
UBS AG (A)(B)(C)	56	1,018
UBS AG (A)	290	5,301
		49,673
United Kingdom - 24.72%
BAE Systems plc (A)	1,600	8,929
Barclays PLC (A)(C)	2,442	14,443
British American Tobacco p.l.c. (A)	560	17,568
Capita Group Plc (The) (A)	493	5,688
IG Group Holdings plc (A)(B)	940	5,006
Informa plc (A)	1,582	7,966
International Power plc (A)	1,807	8,347
National Grid plc (A)	800	7,722
Prudential plc (A)	1,224	11,767
Reckitt Benckiser Group plc (A)	290	14,149
Rio Tinto plc (A)	115	4,902
Serco Group plc (A)	1,231	9,932
Vodafone Group Plc (A)	6,000	13,444
Xstrata plc (A)	759	11,184
		141,047
United States - 1.33%
Monsanto Company	98	7,570

TOTAL COMMON STOCKS - 95.31%		$543,664

(Cost: $453,573)

PREFERRED STOCKS - 2.48%

Germany
Fresenius AG (A)	186	10,860
Henkel AG & Co. KGaA (A)	77	3,296
(Cost: $11,067)		$14,156

SHORT-TERM SECURITIES	Principal

Commercial Paper - 1.12%
PACCAR Financial Corp.,
0.170%, 10-22-09	$3,000	3,000
Sara Lee Corporation,
0.100%, 10-1-09	3,392	3,392
		6,392
Master Note - 0.22%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (E)	1,258	1,258

TOTAL SHORT-TERM SECURITIES - 1.34%		$7,650

(Cost: $7,650)

TOTAL INVESTMENT SECURITIES - 99.13%		$565,470

(Cost: $472,290)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.87%		4,939

NET ASSETS - 100.00%		$570,409

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$543,664	$––	$––
Preferred Stocks	14,156	––	––
Short-Term Securities	––	7,650	––

Total Investments in Securities	557,820	7,650	––

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $30,852 or 5.41% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $3,244 or 0.57% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
New Concepts Fund (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 3.84%
C.H. Robinson Worldwide, Inc.	340	$19,647
Expeditors International of Washington, Inc.	593	20,844
		40,491
Apparel Retail - 3.88%
J. Crew Group, Inc. (A)	585	20,957
Urban Outfitters, Inc. (A)	664	20,033
		40,990
Application Software - 2.70%
Solera Holdings, Inc.	915	28,466

Auto Parts & Equipment - 0.98%
BorgWarner Inc.	342	10,349

Automotive Retail - 1.18%
Penske Automotive Group, Inc.	647	12,409

Brewers - 1.01%
Molson Coors Brewing Company, Class B	219	10,661

Casinos & Gaming - 0.65%
Las Vegas Sands, Inc. (A)	408	6,871

Catalog Retail - 1.82%
Coldwater Creek Inc. (A)	2,337	19,163

Computer Storage & Peripherals - 3.13%
NetApp, Inc. (A)	1,025	27,345
QLogic Corporation (A)	326	5,607
		32,952
Construction & Engineering - 0.90%
Quanta Services, Inc. (A)	427	9,450

Consumer Finance - 2.39%
Discover Financial Services	1,549	25,140

Data Processing & Outsourced Services - 5.05%
Global Payments Inc.	466	21,762
Paychex, Inc.	1,082	31,432
		53,194
Department Stores - 2.82%
Macy's Inc.	640	11,706
Nordstrom, Inc.	352	10,750
Saks Incorporated (A)	1,059	7,222
		29,678
Distillers & Vintners - 1.56%
Brown-Forman Corporation, Class B	342	16,476

Electrical Components & Equipment - 2.08%
Cooper Industries, Ltd., Class A	291	10,914
Hubbell Incorporated, Class B	261	10,962
		21,876
Food Retail - 2.59%
Whole Foods Market, Inc. (A)	895	27,289

Gas Utilities - 1.97%
Equitable Resources, Inc.	486	20,704

Health Care Distributors - 2.31%
Henry Schein, Inc. (A)	443	24,303

Health Care Equipment - 5.91%
Hologic, Inc. (A)	1,310	21,409
Hospira, Inc. (A)	598	26,671
Intuitive Surgical, Inc. (A)	35	9,179
Wright Medical Group, Inc. (A)	286	5,108
		62,367
Health Care Supplies - 2.26%
DENTSPLY International Inc.	689	23,781

Homefurnishing Retail - 0.99%
Bed Bath & Beyond Inc. (A)	278	10,436

Hotels, Resorts & Cruise Lines - 2.01%
Royal Caribbean Cruises Ltd.	433	10,427
Starwood Hotels & Resorts Worldwide, Inc.	325	10,734
		21,161
Industrial Machinery - 4.12%
Donaldson Company, Inc.	285	9,870
Flowserve Corporation	63	6,208
IDEX Corporation	773	21,609
Kaydon Corporation	176	5,706
		43,393
Internet Software & Services - 1.35%
DealerTrack Holdings, Inc. (A)	750	14,183

Investment Banking & Brokerage - 3.43%
Lazard Group LLC	339	13,988
TD Ameritrade Holding Corporation (A)	1,129	22,151
		36,139
Oil & Gas Equipment & Services - 3.77%
Dresser-Rand Group Inc. (A)	408	12,677
National Oilwell Varco, Inc. (A)	395	17,035
Smith International, Inc.	348	9,988
		39,700
Oil & Gas Exploration & Production - 2.80%
Noble Energy, Inc.	448	29,537

Packaged Foods & Meats - 2.83%
Hershey Foods Corporation	496	19,274
Ralcorp Holdings, Inc. (A)	180	10,525
		29,799
Paper Packaging - 2.72%
Packaging Corporation of America	583	11,893
Sealed Air Corporation	313	6,144
Sonoco Products Company	388	10,672
		28,709
Pharmaceuticals - 2.53%
Allergan, Inc.	469	26,620

Publishing - 2.05%
Meredith Corporation	723	21,647

Regional Banks - 2.77%
BOK Financial Corporation	116	5,373
Prosperity Bancshares, Inc.	152	5,288
Signature Bank (A)	640	18,560
		29,221
Reinsurance - 0.60%
RenaissanceRe Holdings Ltd.	115	6,297

Restaurants - 3.56%
Chipotle Mexican Grill, Inc., Class A (A)	147	14,266
P.F. Chang's China Bistro, Inc. (A)	684	23,236
		37,502
Semiconductors - 7.67%
Broadcom Corporation, Class A (A)	754	23,140
Linear Technology Corporation	462	12,765
Microchip Technology Incorporated	1,131	29,973
NVIDIA Corporation (A)	997	14,985
		80,863
Specialized Finance - 1.59%
CME Group Inc.	54	16,735

Specialty Chemicals - 0.66%
RPM International Inc.	375	6,934

Specialty Stores - 1.72%
PetSmart, Inc.	832	18,096

Thrifts & Mortgage Finance - 0.46%
People's United Financial, Inc.	314	4,886

Trading Companies & Distributors - 2.03%
Fastenal Company	553	21,393

TOTAL COMMON STOCKS - 98.69%		$1,039,861

(Cost: $883,814)

CORPORATE DEBT SECURITIES - 0.17%	Principal

Health Care Equipment
Wright Medical Group, Inc., Convertible,
2.625%, 12-1-14	$2,080	$1,755
(Cost: $1,608)

SHORT-TERM SECURITIES

Commercial Paper - 0.47%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.240%, 10-26-09	5,000	4,999

Master Note - 0.43%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	4,484	4,484

TOTAL SHORT-TERM SECURITIES - 0.90%		$9,483

(Cost: $9,483)

TOTAL INVESTMENT SECURITIES - 99.76%		$1,051,099

(Cost: $894,905)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.24%		2,482

NET ASSETS - 100.00%		$1,053,581

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$1,039,861	$––	$––
Corporate Debt Securities	––	1,755	––
Short-Term Securities	––	9,483	––

Total Investments in Securities	1,039,861	11,238	––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Call Options	Written Options

Beginning Balance 7-1-09	$1,553	$(1,870)
Net realized gain (loss)	(1,013)	1,901
Net unrealized appreciation (depreciation)	863	(305)
Net purchases (sales)	(1,403)	274
Transfers in and/or (out) of Level 3 during the period	––	––

Ending Balance 9-30-09	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––	$––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

SCHEDULE OF INVESTMENTS
Science and Technology Fund (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products - 7.13%
Archer Daniels Midland Company	2,536	$74,108
Bunge Limited	1,276	79,899
		154,007
Application Software - 9.76%
ACI Worldwide, Inc. (A)(B)	3,855	58,326
Aspen Technology, Inc. (A)(B)	8,722	88,967
i2 Technologies, Inc. (A)	339	5,438
Lawson Software, Inc. (A)(B)	9,315	58,127
		210,858
Biotechnology - 9.23%
Amgen Inc. (A)	931	56,044
Genzyme Corporation (A)	1,238	70,248
Isis Pharmaceuticals, Inc. (A)	1,150	16,760
Vertex Pharmaceuticals Incorporated (A)	1,489	56,441
		199,493
Communications Equipment - 4.84%
Alcatel, ADR	5,100	22,899
Research In Motion Limited (A)	1,211	81,776
		104,675
Computer Hardware - 1.07%
Apple Inc. (A)	124	23,023

Computer Storage & Peripherals - 1.18%
Synaptics Incorporated (A)	311	7,827
Tivit Terceirizacao de Technologia e Servicos (A)(C)	222	1,635
Tivit Terceirizacao de Tecnologia e Servicos (A)(C)(D)	2,173	15,994
		25,456
Data Processing & Outsourced Services - 10.77%
Alliance Data Systems Corporation (A)	1,534	93,717
DST Systems, Inc. (A)	507	22,700
Euronet Worldwide, Inc. (A)(B)	2,678	64,342
Lender Processing Services, Inc.	1,368	52,228
		232,987
Diversified Chemicals - 3.10%
E.I. du Pont de Nemours and Company	922	29,636
FMC Corporation	663	37,294
		66,930
Diversified Support Services - 1.16%
EnerNOC, Inc. (A)	756	25,059

Electrical Components & Equipment - 0.92%
POWER-ONE, INC. (A)(B)	6,152	11,996
Ultralife Corporation (A)(B)	1,284	7,783
		19,779
Electronic Equipment & Instruments - 2.83%
IPG Photonics Corporation (A)	605	9,190
Itron, Inc. (A)	811	52,037
		61,227
Fertilizers & Agricultural Chemicals - 0.54%
Sociedad Quimica y Minera de Chile S.A., ADR	298	11,645

General Merchandise Stores - 0.39%
Conn's, Inc. (A)	753	8,497

Health Care Distributors - 0.25%
Animal Health International, Inc. (A)(B)	2,588	5,487

Health Care Equipment - 0.75%
Varian Medical Systems, Inc. (A)	384	16,157

Health Care Facilities - 1.60%
HealthSouth Corporation (A)	2,214	34,629

Health Care Technology - 0.46%
Eclipsys Corporation (A)	517	9,972

Home Entertainment Software - 3.01%
Activision Blizzard, Inc. (A)	876	10,852
Nintendo Co., Ltd. (C)	212	54,218
		65,070
Industrial Machinery - 4.18%
ESCO Technologies Inc. (A)(B)	1,849	72,853
Pentair, Inc.	594	17,532
		90,385
Integrated Telecommunication Services - 2.89%
AT&T Inc.	1,328	35,858
CenturyTel, Inc.	788	26,484
		62,342
Internet Software & Services - 1.35%
SAVVIS, Inc. (A)	1,845	29,191

IT Consulting & Other Services - 3.17%
Telvent GIT, S.A. (B)	2,365	68,552

Life & Health Insurance - 0.82%
Amil Participacoes S.A. (C)	3,224	17,744

Oil & Gas Equipment & Services - 0.33%
ION Geophysical Corporation (A)	2,040	7,180

Semiconductor Equipment - 0.49%
Photronics, Inc. (A)	2,244	10,638

Semiconductors - 15.55%
Avago Technologies Limited (A)	1,296	22,126
Cree, Inc. (A)	2,569	94,413
Inotera Memories, Inc. (C)	51,478	33,066
Micron Technology, Inc. (A)	4,723	38,729
Microsemi Corporation (A)	731	11,544
National Semiconductor Corporation	1,381	19,703
PMC-Sierra, Inc. (A)	3,874	37,039
Samsung Electronics Co., Ltd. (C)	101	69,655
Texas Instruments Incorporated	425	10,064
		336,339
Systems Software - 4.71%
Microsoft Corporation	3,929	101,709

Wireless Telecommunication Service - 0.69%
Sprint Nextel Corporation (A)	3,787	14,958

TOTAL COMMON STOCKS - 93.17%		$2,013,989

(Cost: $1,938,408)

CORPORATE DEBT SECURITIES - 0.95%	Principal

Technology
Advanced Micro Devices, Inc., Convertible:
5.750%, 8-15-12	$15,000	12,581
6.000%, 5-1-15	10,500	7,862
(Cost: $17,923)		$20,443

SHORT-TERM SECURITIES

Commercial Paper - 5.32%
American Honda Finance Corp.,
0.210%, 10-15-09	10,000	9,999
Bemis Company, Inc.,
0.350%, 10-5-09	7,750	7,750
Danaher Corporation,
0.150%, 10-26-09	5,000	4,999
General Mills, Inc.,
0.230%, 10-19-09	6,000	5,999
GlaxoSmithKline plc,
0.160%, 10-7-09	25,000	24,999
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.320%, 10-22-09	6,000	5,999
Kitty Hawk Funding Corp.,
0.200%, 10-26-09	10,000	9,999
Merck & Co., Inc.,
0.150%, 10-5-09	8,000	8,000
PACCAR Financial Corp.:
0.170%, 10-2-09	12,000	12,000
0.160%, 10-9-09	10,200	10,200
Sara Lee Corporation,
0.250%, 10-2-09	5,000	5,000
Wisconsin Electric Power Co.,
0.180%, 10-6-09	10,000	10,000
		114,944
Master Note - 0.04%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (E)	853	853

Municipal Obligations - 1.20%
City of Los Angeles, Wastewater System Subordinate Revenue Bonds, Variable Rate Refunding, Series 2008-G (Bank of America, N.A.),
0.300%, 10-1-09 (E)	16,000	16,000
New York State Housing Finance Agency, Archstone Westbury Housing Revenue Bonds, Series A (Bank of America, N.A.),
0.320%, 10-1-09 (E)	10,000	10,000
		26,000

TOTAL SHORT-TERM SECURITIES - 6.56%		$141,797

(Cost: $141,797)

TOTAL INVESTMENT SECURITIES - 100.68%		$2,176,229

(Cost: $2,098,128)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.68%)		(14,745)

NET ASSETS - 100.00%		$2,161,484

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$2,013,989	$––	$––
Corporate Debt Securities	––	20,443	––
Short-Term Securities	––	141,797	––

Total Investments in Securities	2,013,989	162,240	––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities

Beginning Balance 7-1-09	$4,358
Net realized gain (loss)	1,408
Net unrealized appreciation (depreciation)	(1,433)
Net purchases (sales)	(4,333)
Transfers in and/or (out) of Level 3 during the period	––

Ending Balance 9-30-09	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––

(A)No dividends were paid during the preceding 12 months.

(B)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)Listed on an exchange outside the United States.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $15,994 or 0.74% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Small Cap Fund (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 1.28%
Ladish Co., Inc. (A)	564	$8,527

Apparel Retail - 3.63%
Urban Outfitters, Inc. (A)	369	11,128
Zumiez Inc. (A)	797	13,079
		24,207
Apparel, Accessories & Luxury Goods - 2.04%
Under Armour, Inc., Class A (A)	490	13,631

Application Software - 11.38%
ACI Worldwide, Inc. (A)	969	14,655
Blackboard Inc. (A)	260	9,818
FactSet Research Systems, Inc.	256	16,980
Solera Holdings, Inc.	524	16,304
Sonic Solutions (A)(B)	1,427	8,464
Ultimate Software Group, Inc. (The) (A)	334	9,601
		75,822
Auto Parts & Equipment - 2.78%
LKQ Corporation (A)	999	18,523

Automotive Retail - 2.04%
O'Reilly Automotive, Inc. (A)	377	13,618

Casinos & Gaming - 3.12%
Scientific Games Corporation, Class A (A)	1,314	20,794

Computer Hardware - 3.05%
Stratasys, Inc. (A)(B)	1,186	20,355

Construction & Farm Machinery & Heavy Trucks - 1.19%
Westinghouse Air Brake Technologies Corporation	211	7,917

Education Services - 9.25%
American Public Education, Inc. (A)	186	6,476
Capella Education Company (A)	463	31,188
K12 Inc. (A)	636	10,488
Strayer Education, Inc.	62	13,561
		61,713
Electrical Components & Equipment - 1.34%
General Cable Corporation (A)	228	8,942

Electronic Components - 3.05%
DTS, Inc. (A)	743	20,330

Health Care Equipment - 9.63%
Hologic, Inc. (A)	716	11,703
NuVasive, Inc. (A)	532	22,208
ResMed Inc. (A)	298	13,483
Volcano Corporation (A)	1,001	16,842
		64,236
Health Care Services - 0.94%
Healthways, Inc. (A)	410	6,284

Health Care Technology - 1.95%
Phase Forward Incorporated (A)	926	12,995

Home Entertainment Software - 0.89%
Rosetta Stone Inc. (A)	260	5,960

Industrial Machinery - 1.65%
Graco Inc.	395	11,020

Internet Software & Services - 3.22%
CyberSource Corporation (A)	492	8,200
Omniture, Inc. (A)	621	13,310
		21,510
Investment Banking & Brokerage - 4.82%
Greenhill & Co., Inc.	193	17,315
Lazard Group LLC	359	14,847
		32,162
Oil & Gas Equipment & Services - 6.36%
CARBO Ceramics Inc.	94	4,841
Core Laboratories N.V.	105	10,794
Dril-Quip, Inc. (A)	338	16,779
Oceaneering International, Inc. (A)	177	10,018
		42,432
Oil & Gas Exploration & Production - 0.49%
Cabot Oil & Gas Corporation	91	3,260

Personal Products - 2.69%
Alberto-Culver Company	649	17,957

Railroads - 1.19%
Kansas City Southern (A)	301	7,968

Research & Consulting Services - 0.44%
Advisory Board Company (The) (A)	116	2,904

Semiconductor Equipment - 0.60%
Lam Research Corporation (A)	117	3,983

Semiconductors - 3.43%
Intersil Corporation, Class A Shares	849	13,004
Microchip Technology Incorporated	373	9,888
		22,892
Specialized Finance - 4.77%
Portfolio Recovery Associates, Inc. (A)	702	31,804

Steel - 1.63%
Allegheny Technologies Incorporated	311	10,882

Systems Software - 4.38%
MICROS Systems, Inc. (A)	967	29,179

Trucking - 3.54%
Arkansas Best Corporation	240	7,183
Knight Transportation, Inc.	422	7,074
Landstar System, Inc.	247	9,398
		23,655

TOTAL COMMON STOCKS - 96.77%		$645,462

(Cost: $572,519)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 3.29%
Becton Dickinson & Co.,
0.180%, 10-14-09	$2,000	2,000
Clorox Co.,
0.250%, 10-26-09	5,986	5,985
Coca-Cola Company (The),
0.140%, 11-9-09	3,000	3,000
Danaher Corporation,
0.150%, 10-26-09	5,000	4,999
Hewlett-Packard Company,
0.140%, 10-7-09	3,000	3,000
Sara Lee Corporation,
0.100%, 10-1-09	2,996	2,996
		21,980
Master Note - 0.37%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (C)	2,455	2,455

TOTAL SHORT-TERM SECURITIES - 3.66%		$24,435

(Cost: $24,435)

TOTAL INVESTMENT SECURITIES - 100.43%		$669,897

(Cost: $596,954)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.43%)		(2,853)

NET ASSETS - 100.00%		$667,044

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$645,462	$––	$––
Short-Term Securities	––	24,435	––

Total Investments in Securities	645,462	24,435	––

(A)No dividends were paid during the preceding 12 months.

(B)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

SCHEDULE OF INVESTMENTS
Tax-Managed Equity Fund (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 1.94%
Expeditors International of Washington, Inc.	25	$891
FedEx Corporation	22	1,661
		2,552
Asset Management & Custody Banks - 0.99%
BlackRock, Inc., Class A	6	1,299

Automotive Retail - 0.94%
AutoZone, Inc. (A)	9	1,243

Biotechnology - 3.77%
Gilead Sciences, Inc. (A)	107	4,961

Casinos & Gaming - 2.63%
Wynn Resorts, Limited (A)	49	3,459

Communications Equipment - 8.82%
Cisco Systems, Inc. (A)	182	4,280
QUALCOMM Incorporated	134	6,042
Research In Motion Limited (A)	19	1,288
		11,610
Computer Hardware - 8.22%
Apple Inc. (A)	33	6,163
Hewlett-Packard Company	99	4,660
		10,823
Construction & Farm Machinery & Heavy Trucks - 0.83%
Deere & Company	25	1,088

Data Processing & Outsourced Services - 2.87%
Visa Inc., Class A	55	3,775

Department Stores - 1.39%
Kohl's Corporation (A)	32	1,830

Electrical Components & Equipment - 1.01%
Emerson Electric Co.	33	1,333

Fertilizers & Agricultural Chemicals - 2.46%
Monsanto Company	42	3,243

General Merchandise Stores - 1.19%
Target Corporation	33	1,562

Health Care Equipment - 3.63%
Baxter International Inc.	43	2,469
Stryker Corporation	22	989
Zimmer Holdings, Inc. (A)	25	1,322
		4,780
Health Care Supplies - 3.42%
Alcon, Inc.	21	2,909
DENTSPLY International Inc.	46	1,590
		4,499
Home Entertainment Software - 1.35%
Activision Blizzard, Inc. (A)	144	1,781

Home Improvement Retail - 3.63%
Home Depot, Inc. (The)	103	2,735
Lowe's Companies, Inc.	98	2,047
		4,782
Household Products - 2.97%
Colgate-Palmolive Company	51	3,907

Hypermarkets & Super Centers - 1.30%
Costco Wholesale Corporation	30	1,708

Industrial Gases - 0.45%
Praxair, Inc.	7	587

Internet Retail - 1.28%
Amazon.com, Inc. (A)	18	1,688

Internet Software & Services - 3.53%
Google Inc., Class A (A)	9	4,651

Investment Banking & Brokerage - 4.08%
Goldman Sachs Group, Inc. (The)	29	5,383

Life Sciences Tools & Services - 1.83%
Thermo Fisher Scientific Inc. (A)	55	2,412

Oil & Gas Drilling - 2.62%
Transocean Inc. (A)	40	3,450

Oil & Gas Equipment & Services - 5.82%
Schlumberger Limited	76	4,509
Smith International, Inc.	47	1,349
Weatherford International Ltd. (A)	87	1,802
		7,660
Other Diversified Financial Services - 2.16%
JPMorgan Chase & Co.	65	2,844

Pharmaceuticals - 4.14%
Abbott Laboratories	62	3,062
Roche Holdings Ltd, ADR	59	2,395
		5,457
Restaurants - 1.30%
YUM! Brands, Inc.	51	1,709

Semiconductors - 6.72%
Broadcom Corporation, Class A (A)	137	4,214
Microchip Technology Incorporated	175	4,637
		8,851
Soft Drinks - 3.35%
Coca-Cola Company (The)	59	3,147
PepsiCo, Inc.	22	1,276
		4,423
Specialized Finance - 1.25%
IntercontinentalExchange, Inc. (A)	17	1,640

Specialty Chemicals - 1.53%
Ecolab Inc.	44	2,018

Systems Software - 3.58%
Microsoft Corporation	182	4,712

TOTAL COMMON STOCKS - 97.00%		$127,720

(Cost: $104,767)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 1.51%
Becton Dickinson & Co.,
0.170%, 10-19-09	$2,000	2,000

Master Note - 1.86%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	2,444	2,444

TOTAL SHORT-TERM SECURITIES - 3.37%		$4,444

(Cost: $4,444)

TOTAL INVESTMENT SECURITIES - 100.37%		$132,164

(Cost: $109,211)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.37%)		(482)

NET ASSETS - 100.00%		$131,682

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$127,720	$––	$––
Short-Term Securities	––	4,444	––

Total Investments in Securities	127,720	4,444	––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Value Fund (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 2.66%
Honeywell International Inc.	77	$2,853
Raytheon Company	134	6,447
		9,300
Airlines - 0.74%
Delta Air Lines, Inc. (A)	287	2,567

Brewers - 3.06%
Molson Coors Brewing Company, Class B	220	10,700

Communications Equipment - 2.50%
Nokia Corporation, Series A, ADR	596	8,716

Computer Hardware - 4.97%
Hewlett-Packard Company	302	14,249
International Business Machines Corporation (B)	26	3,122
		17,371
Consumer Finance - 2.19%
Capital One Financial Corporation	214	7,653

Department Stores - 2.53%
Macy's Inc.	482	8,821

Diversified Chemicals - 2.27%
Dow Chemical Company (The)	95	2,469
Solutia Inc. (A)	469	5,434
		7,903
Drug Retail - 3.41%
CVS Corporation	333	11,912

Health Care Distributors - 6.49%
AmerisourceBergen Corporation	316	7,077
McKesson Corporation	262	15,596
		22,673
Home Improvement Retail - 3.28%
Lowe's Companies, Inc.	549	11,486

Hotels, Resorts & Cruise Lines - 1.05%
Carnival Corporation	110	3,667

Industrial Conglomerates - 0.87%
Textron Inc. (B)	160	3,033

Industrial Machinery - 2.23%
Illinois Tool Works Inc.	182	7,777

Integrated Oil & Gas - 13.76%
Chevron Corporation	226	15,911
Exxon Mobil Corporation	62	4,226
Marathon Oil Corporation	257	8,201
Occidental Petroleum Corporation	188	14,700
Targa Resources Partners LP	267	5,015
		48,053
Integrated Telecommunication Services - 3.50%
AT&T Inc.	452	12,209

Investment Banking & Brokerage - 2.61%
Morgan Stanley	295	9,119

IT Consulting & Other Services - 0.24%
Accenture plc, Class A	23	842

Managed Health Care - 1.45%
UnitedHealth Group Incorporated	202	5,063

Metal & Glass Containers - 0.82%
Pactiv Corporation (A)	110	2,876

Mortgage REITs - 1.38%
Annaly Capital Management, Inc. (B)	267	4,836

Office Electronics - 2.20%
Xerox Corporation (B)	994	7,695

Oil & Gas Storage & Transportation - 6.18%
Copano Energy, L.L.C. (B)	75	1,369
Energy Transfer Equity, L.P.	185	5,191
Enterprise Products Partners L.P.	244	6,910
MarkWest Energy Partners, L.P.	162	3,830
Regency Energy Partners LP	218	4,269
		21,569
Other Diversified Financial Services - 5.37%
Bank of America Corporation (B)	1,109	18,756

Pharmaceuticals - 0.44%
Johnson & Johnson	25	1,534

Property & Casualty Insurance - 7.58%
ACE Limited	199	10,612
Travelers Companies, Inc. (The)	323	15,896
		26,508
Railroads - 3.02%
Union Pacific Corporation	181	10,562

Regional Banks - 3.60%
PNC Financial Services Group, Inc. (The)	190	9,232
Zions Bancorporation	185	3,323
		12,555
Reinsurance - 2.63%
Everest Re Group, Ltd.	45	3,938
RenaissanceRe Holdings Ltd.	96	5,240
		9,178
Specialty Stores - 1.12%
Office Depot, Inc. (A)(B)	589	3,900

Systems Software - 0.70%
Symantec Corporation (A)	148	2,429

Tobacco - 4.01%
Altria Group, Inc.	258	4,597
Lorillard, Inc.	78	5,825
Philip Morris International Inc.	73	3,558
		13,980

TOTAL COMMON STOCKS - 98.86%		$345,243

(Cost: $315,305)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 1.14%
Coca-Cola Company (The),
0.140%, 11-9-09	$2,000	2,000
Sara Lee Corporation,
0.100%, 10-1-09	1,996	1,996
		3,996
Master Note - 0.97%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (C)	3,375	3,375

TOTAL SHORT-TERM SECURITIES - 2.11%		$7,371

(Cost: $7,371)

TOTAL INVESTMENT SECURITIES - 100.97%		$352,614

(Cost: $322,676)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.97%)		(3,385)

NET ASSETS - 100.00%		$349,229

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$345,243	$––	$––
Short-Term Securities	––	7,371	––

Total Investments in Securities	345,243	7,371	––

Liabilities
Written Options	345	––	––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Written Options

Beginning Balance 7-1-09	$(97)
Net realized gain (loss)	157
Net unrealized appreciation (depreciation)	(60)
Net purchases (sales)	––
Transfers in and/or (out) of Level 3 during the period	––

Ending Balance 9-30-09	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover or collateral for the following written options outstanding at September 30, 2009:

Underlying Security	Counterparty	Contracts Subject to Call		Expiration Month	Exercise Price	Premium Received	Market Value

Bank of America Corporation	UBS Securities LLC	2		November 2009	$20.00	$110	$(58)
Copano Energy, L.L.C.	UBS Securities LLC	1		November 2009	17.50	18	(86)
International Business Machines Corporation	Morgan Stanley Smith Barney	––	*	October 2009	125.00	45	(20)
Textron Inc.	UBS Securities LLC	2		December 2009	24.00	78	(96)

						$251	$(260)

Underlying Security	Counterparty	Contracts Subject to Put		Expiration Month	Exercise Price	Premium Received	Market Value

Energy Transfer Equity, L.P.:	Morgan Stanley Smith Barney	––	*	October 2009	$22.50	$21	$(3)
	Morgan Stanley Smith Barney	––	*	October 2009	25.00	15	(5)
Johnson & Johnson	Morgan Stanley Smith Barney	––	*	October 2009	55.00	29	(1)
Lowe's Companies, Inc.	UBS Securities LLC	––	*	October 2009	17.50	15	(1)
Morgan Stanley	UBS Securities LLC	––	*	October 2009	22.00	18	(1)
Nokia Corporation, Series A, ADR	Goldman, Sachs & Company	1		October 2009	11.00	23	(2)
Textron Inc.	UBS Securities LLC	2		December 2009	14.00	78	(72)

						$199	$(85)

*Not shown due to rounding.

(C)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Vanguard Fund (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 0.70%
United Technologies Corporation	135	$8,213

Air Freight & Logistics - 0.75%
FedEx Corporation	118	8,906

Asset Management & Custody Banks - 3.91%
BlackRock, Inc., Class A	146	31,613
T. Rowe Price Group, Inc.	317	14,482
		46,095
Automotive Retail - 0.75%
O'Reilly Automotive, Inc. (A)	244	8,825

Biotechnology - 4.35%
Gilead Sciences, Inc. (A)	1,099	51,205

Casinos & Gaming - 2.51%
Wynn Resorts, Limited (A)	417	29,561

Communications Equipment - 12.90%
Cisco Systems, Inc. (A)	2,620	61,680
QUALCOMM Incorporated	1,535	69,040
Research In Motion Limited (A)	318	21,447
		152,167
Computer Hardware - 12.25%
Apple Inc. (A)	476	88,255
Hewlett-Packard Company	1,193	56,317
		144,572
Data Processing & Outsourced Services - 5.03%
MasterCard Incorporated, Class A	109	21,933
Visa Inc., Class A	541	37,361
		59,294
Department Stores - 3.89%
Kohl's Corporation (A)	806	46,004

Diversified Banks - 0.76%
Wells Fargo & Company	318	8,967

Electrical Components & Equipment - 1.78%
Emerson Electric Co.	524	20,982

Fertilizers & Agricultural Chemicals - 2.20%
Monsanto Company	336	25,967

General Merchandise Stores - 0.76%
Target Corporation	193	9,019

Health Care Equipment - 4.01%
Baxter International Inc.	561	32,006
Intuitive Surgical, Inc. (A)	58	15,315
		47,321
Home Improvement Retail - 2.77%
Home Depot, Inc. (The)	1,226	32,653

Hotels, Resorts & Cruise Lines - 0.50%
Carnival Corporation	177	5,894

Household Products - 4.44%
Colgate-Palmolive Company	687	52,381

Hypermarkets & Super Centers - 0.39%
Wal-Mart Stores, Inc.	95	4,644

Industrial Gases - 2.06%
Praxair, Inc.	298	24,311

Internet Software & Services - 4.80%
Google Inc., Class A (A)	114	56,676

Investment Banking & Brokerage - 0.10%
Charles Schwab Corporation (The)	64	1,226

Life Sciences Tools & Services - 1.28%
Thermo Fisher Scientific Inc. (A)	347	15,149

Oil & Gas Equipment & Services - 6.42%
Schlumberger Limited	739	44,033
Smith International, Inc.	191	5,492
Weatherford International Ltd. (A)	1,265	26,217
		75,742
Other Diversified Financial Services - 4.95%
JPMorgan Chase & Co.	1,332	58,372

Pharmaceuticals - 3.57%
Abbott Laboratories	442	21,841
Teva Pharmaceutical Industries Limited, ADR	402	20,315
		42,156
Restaurants - 2.50%
McDonald's Corporation	516	29,460

Semiconductors - 5.11%
Linear Technology Corporation	336	9,273
Microchip Technology Incorporated	1,926	51,029
		60,302
Soft Drinks - 1.00%
Coca-Cola Company (The)	219	11,766

Specialized Finance - 1.67%
CME Group Inc.	64	19,663

Specialty Chemicals - 1.24%
Ecolab Inc.	317	14,632

TOTAL COMMON STOCKS - 99.35%		$1,172,125

(Cost: $957,313)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 0.34%
PACCAR Financial Corp.,
0.170%, 10-22-09	$4,000	4,000

Master Note - 0.20%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	2,313	2,313

TOTAL SHORT-TERM SECURITIES - 0.54%		$6,313

(Cost: $6,313)

TOTAL INVESTMENT SECURITIES - 99.89%		$1,178,438

(Cost: $963,626)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.11%		1,274

NET ASSETS - 100.00%		$1,179,712

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$1,172,125	$––	$––
Short-Term Securities	––	6,313	––

Total Investments in Securities	1,172,125	6,313	––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 24, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 24, 2009